Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in component of other comprehensive income related to retirement plan and post-retirement benefit plan
The following table details the change in the components of other comprehensive income related to the retirement plan and the postretirement benefit plan, at December 31, 2014 and 2013, respectively:

(dollars in thousands)
	December 31, 2014
		Post-
	Retirement	Retirement
	Plan	Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$5,337	3,030	8,367
Amortization of net actuarial gain (loss)	-	297	297
Amortization of prior service credit	-	(199)	(199)
Total	$5,337	3,128	8,465

	December 31, 2013
		Post-
	Retirement	Retirement
	Plan	Benefit Plan	Total

Change in overfunded position of pension and postretirement benefits	$(8,156)	(2,403)	(10,559)
Amortization of net actuarial gain (loss)	(516)	49	(467)
Amortization of prior service credit	-	262	262
Total	$(8,672)	(2,092)	(10,764)

Asset allocation of pension and postretirement benefit plans
The asset allocations of the Company’s pension and postretirement benefit plans at December 31, were as follows:

	Pension Benefit		Postretirement Benefit
	Plan Assets		Plan Assets
	2014	2013	2014	2013
Debt Securities	32%	26	33	27
Equity Securities	63	69	65	68
Other	5	5	2	5
Total	100%	100	100	100

Fair value of plan assets by type of financial instrument and level hierarchy
The fair value of the plan assets at December 31, 2014 and 2013, by asset category, is as follows:

Retirement Plan	Fair Value Measurements at December 31, 2014 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Plan Assets

Cash and cash equivalents	$2,043	2,043	-	-
Equity mutual funds	27,149	27,149	-	-
U.S. government sponsored enterprises	6,691	-	6,691	-
Corporate bonds	6,502	-	6,502	-
Fixed income mutual funds	608	608	-	-

Total Plan Assets	$42,993	29,800	13,193	-

Postretirement Benefits	Fair Value Measurements at December 31, 2014 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Plan Assets

Cash and cash equivalents	$285	285	-	-
Equity mutual funds	12,583	12,583	-	-
U.S. government sponsored enterprises	2,342	-	2,342	-
Corporate bonds	1,520	-	1,520	-
State and political subdivisions	2,555	-	2,555	-

Total Plan Assets	$19,285	12,868	6,417	-

Retirement Plan	Fair Value Measurements at December 31, 2013 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Plan Assets

Cash and cash equivalents	$1,916	1,916	-	-
Equity mutual funds	27,296	27,296	-	-
U.S. government sponsored enterprises	5,091	-	5,091	-
Corporate bonds	4,517	-	4,517	-
Fixed income mutual funds	599	599	-	-

Total Plan Assets	$39,419	29,811	9,608	-

Postretirement Benefits	Fair Value Measurements at December 31, 2013 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Plan Assets

Cash and cash equivalents	$950	950	-	-
Equity mutual funds	12,135	12,135	-	-
U.S. government sponsored enterprises	1,020	-	1,020	-
Corporate bonds	449	-	449	-
State and political subdivisions	3,381	-	3,381	-

Total Plan Assets	$17,935	13,085	4,850	-

Summary of the status of stock option plans
A summary of the status of TrustCo’s stock option plans as of December 31, 2014 and changes during the year then ended, are as follows:

	Outstanding Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Balance, January 1, 2014	3,158,800	$9.54
New options awarded-2014	188,250	7.22
Expired options - 2014	(636,500)	13.55
Cancelled options-2014	-	-
Exercised options - 2014	(17,500)	5.15
Balance, December 31, 2014	2,693,050	$8.27	4.7 years

Exercisable Options

Balance, December 31, 2014	1,919,500	$9.10	3.2 years

Assumptions used to determine the fair value of options granted
The assumptions used to determine the fair value of options granted during 2014, 2013 and 2012 are detailed in the table below:

	2014	2013	2012
	Employees' Plan	Employees' Plan	Employees' Plan
Expected dividend yield	3.64%	3.72%	5.08%
Risk-free interest rate	1.74	1.45	0.80
Expected volatility rate	21.62	25.83	30.18
Expected lives	5.0 years	5.0 years	5.0 years

Restricted common shares
The 2014 activity for the restricted common shares was as follows:

Restricted common shares
Outstanding
Shares
Balance, December 31, 2013	106,000
New awards granted	-
Awards became vested	(106,000)
Balance, December 31, 2014	-

Restricted share units	Restricted share units
Outstanding
Units

Balance, December 31, 2013	133,750
New awards granted	68,650
Awards settled	-
Balance, December 31, 2014	202,400

Performance share units
The activity for performance based awards during 2014 was as follows:

Performance share units

Outstanding
Units

Balance, December 31, 2013	146,500
New awards granted	83,000
Awards settled	-
Balance, December 31, 2014	229,500

Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in projected/accumulated benefit obligation
The following tables set forth the plan’s funded (unfunded) status and amounts recognized in the Company’s consolidated statements of condition at December 31, 2014 and 2013:

Change in Projected Benefit Obligation:	December 31,
(dollars in thousands)	2014	2013
Projected benefit obligation
at beginning of year	$27,822	31,990
Service cost	58	69
Interest cost	1,374	1,273
Benefits paid	(1,751)	(2,045)
Net actuarial loss (gain)	6,159	(3,465)
Projected benefit obligation at end of year	$33,662	27,822

Change in plan assets and reconciliation of funded status
Change in Plan Assets and
Reconciliation of Funded Status:	December 31,
(dollars in thousands)	2014	2013
Fair Value of plan assets at
beginning of year	$39,419	34,584
Actual gain on plan assets	3,325	6,880
Company contributions	2,000	-
Benefits paid	(1,751)	(2,045)
Fair value of plan assets at end of year	42,993	39,419

Funded status at end of year	$9,331	11,597

Amounts recognized in accumulated other comprehensive income	Amounts recognized in accumulated other comprehensive income consist of the following as of:
	December 31,
	2014	2013
Net actuarial loss	$6,150	813

Components of net periodic pension inome and other amounts recognized in other comprehensive income
Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive Income:

(dollars in thousands)
	Year ended December 31,
	2014	2013	2012
Service cost	$58	69	55
Interest cost	1,374	1,273	1,426
Expected return on plan assets	(2,504)	(2,190)	(1,912)
Amortization of net loss	-	516	335
Net periodic pension (credit) expense	(1,072)	(332)	(96)

Amortization of net loss	-	(516)	(335)

Net actuarial (gain) / loss included in other comprehensive income	5,337	(8,156)	1,834

	5,337	(8,672)	1,499
Total recognized in net periodic benefit (credit) cost and other comprehensive income	$4,265	(9,004)	1,401

Estimated future benefit payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(dollars in thousands)
Year	Pension Benefits
2015	$1,709
2016	1,749
2017	1,764
2018	1,799
2019	1,828
2020 - 2024	9,474

Assumptions used to determine benefit obligation and net periodic expense
The assumptions used to determine benefit obligations at December 31 are as follows:

	2014	2013	2012
Discount rate	4.03%	5.08	4.07

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2014	2013	2012
Discount rate	5.08%	4.07	5.17

Expected long-term rate of return on assets	6.50	6.50	6.50

Post-Retirement Benefits Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in projected/accumulated benefit obligation
The following tables show the plan’s funded status and amounts recognized in the Company’s Consolidated Statements of Condition at December 31, 2014 and 2013:

Change in Accumulated Benefit Obligation:	December 31,
(dollars in thousands)	2014	2013
Accumulated benefit obligation at beginning of year	$2,513	2,413
Service cost	100	50
Interest cost	217	101
Plan amendments	1,811	465
Benefits paid	(83)	(60)
Net actuarial (gain) loss	1,897	(456)
Accumulated benefit obligation at end of year	$6,455	2,513

Change in plan assets and reconciliation of funded status
Change in Plan Assets and
Reconciliation of Funded Status:	December 31,
(dollars in thousands)	2014	2013
Fair value of plan assets at beginning of year	$17,935	15,026
Actual gain on plan assets	1,350	2,909
Company contributions	83	60
Benefits paid	(83)	(60)
Fair value of plan assets at end of year	19,285	17,935

Funded status at end of year	$12,830	15,422

Amounts recognized in accumulated other comprehensive income
Amounts recognized in accumulated other comprehensive	December 31,
income consist of the following as of:	2014	2013
Net actuarial gain	$(3,429)	(4,945)
Prior service credit	(1,367)	(2,979)
Total	$(4,796)	(7,924)

Components of net periodic pension inome and other amounts recognized in other comprehensive income
Components of Net Periodic Benefit Income and Other Amounts Recognized in Other Comprehensive Income:

	Year ended December 31,
(dollars in thousands)	2014	2013	2012
Service cost	$100	$50	33
Interest cost	217	101	97
Expected return on plan assets	(672)	(495)	(451)
Amortization of net actuarial gain	(297)	(49)	(29)
Amortization of prior service credit	199	(262)	(262)
Net periodic benefit credit	(453)	(655)	(612)

Net (gain) loss	1,219	(2,868)	(590)
Prior service cost	1,811	465	-
Amortization of prior service cost	(199)	262	262
Amortization of net gain	297	49	29
Total amount recognized in other comprehensive income	3,128	(2,092)	(299)

Total amount recognized in net periodic benefit cost and other comprehensive income	$2,675	$(2,747)	(911)

Estimated future benefit payments	The following benefit payments are expected to be paid:
(dollars in thousands)
Year	Postretirement Benefits

2015	$81
2016	86
2017	92
2018	101
2019	115
2020 - 2024	882

Assumptions used to determine benefit obligation and net periodic expense

	2014	2013	2012
Discount rate	4.03%	5.08	4.07

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2014	2013	2012
Discount rate	5.08%	4.07	5.17
Expected long-term rate of return on assets, net of tax	3.75	3.30	3.30